Financial Statements

PHLVIC Variable Universal Life Account

December 31, 2023

With Report of Independent Registered Public Accounting Firm

PHLVIC Variable Universal Life Account

Financial Statements

December 31, 2023

PHLVIC Variable Universal Life Account

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

Alger Capital Appreciation Portfolio	2,712	$102,368	$212,153	$212,153	9,995	$21.23	$21.23
AMT Sustainable Equity Portfolio	178,204	4,664,813	5,968,048	5,968,048	3,591,828	1.65	1.66
Calvert VP S&P MidCap 400 Index Portfolio	5,772	551,833	690,292	690,292	159,915	4.15	4.33
DWS Equity 500 Index VIP	310,590	4,795,130	8,376,610	8,376,610	726,637	5.38	13.87
DWS Small Cap Index VIP	20,174	304,134	274,972	274,972	77,504	3.39	3.56
Federated Hermes Fund for U.S. Government Securities II	320,742	3,591,133	2,998,940	2,998,940	1,054,743	1.41	3.37
Federated Hermes Government Money Fund II	2,301,898	2,301,898	2,301,898	2,301,898	2,105,084	1.05	1.09
Federated Hermes High Income Bond Fund II	122,036	771,821	690,726	690,726	100,043	2.51	7.98
Fidelity® VIP Contrafund® Portfolio	86,432	2,569,906	4,174,644	4,174,644	315,420	5.92	16.65
Fidelity® VIP Growth Opportunities Portfolio	246,818	5,975,808	14,678,262	14,678,262	1,292,012	8.14	20.37
Fidelity® VIP Growth Portfolio	27,134	1,034,485	2,506,130	2,506,130	186,323	7.43	17.30
Fidelity® VIP Investment Grade Bond Portfolio	291,278	3,704,690	3,206,969	3,206,969	1,867,372	1.66	1.75
Franklin Income VIP Fund	126,314	1,835,147	1,793,654	1,793,654	725,949	2.53	2.68
Franklin Mutual Shares VIP Fund	144,290	2,415,871	2,211,963	2,211,963	558,853	2.79	7.54
Guggenheim VT Long Short Equity Fund	446	4,988	7,574	7,574	2,842	2.66	2.66
Invesco V.I. American Franchise Fund	58,778	2,464,490	3,465,559	3,465,559	831,614	4.05	4.17
Invesco V.I. Capital Appreciation Fund	3,615	155,219	161,352	161,352	39,831	3.69	4.22
Invesco V.I. Core Equity Fund	13,769	354,494	403,301	403,301	111,267	3.63	3.63
Invesco V.I. Equity and Income Fund	20,620	336,609	337,345	337,345	109,226	2.82	3.17
Invesco V.I. Global Fund	20,910	676,484	742,311	742,311	229,753	2.96	3.47
Invesco V.I. Main Street Mid Cap Fund®	21,364	250,302	209,153	209,153	57,517	3.64	3.64
Invesco V.I. Main Street Small Cap Fund®	145,492	2,360,660	3,826,440	3,826,440	975,658	3.63	4.30
Lazard Retirement US Small Cap Equity Select Portfolio (b)	12,801	301,844	172,813	172,813	46,646	3.70	3.70
Lord Abbett Series Fund Bond Debenture Portfolio	46,250	531,965	477,296	477,296	181,830	2.24	2.67
Lord Abbett Series Fund Growth and Income Portfolio	178,043	5,246,714	6,420,230	6,420,230	1,860,251	3.32	3.46
Lord Abbett Series Fund Mid Cap Stock Portfolio	22,685	479,801	585,033	585,033	183,973	2.61	3.20
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	103,688	991,214	1,428,826	1,428,826	537,531	2.66	2.66
Morningstar Balanced ETF Asset Allocation Portfolio	156,128	1,642,300	1,622,170	1,622,170	790,284	2.05	2.05
Morningstar Growth ETF Asset Allocation Portfolio	334,274	3,480,358	3,790,663	3,790,663	1,581,377	2.33	2.41
Morningstar Income and Growth ETF Asset Allocation Portfolio	20,935	221,271	206,206	206,206	122,518	1.64	1.70

(b) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Net Assets (continued)

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

Neuberger Berman AMT Mid Cap Growth Portfolio	11,045	$286,527	$253,149	$253,149	122,775	$2.06	$2.06
PIMCO CommodityReal Return® Strategy Portfolio	463,485	4,949,401	2,530,629	2,530,629	3,287,165	0.83	0.88
PIMCO Real Return Portfolio	36,569	490,207	423,099	423,099	232,221	1.56	1.82
PIMCO Total Return Portfolio	39,543	417,010	363,008	363,008	194,676	1.79	1.90
Rydex VT Inverse Government Long Bond Strategy Fund	41	15,137	4,264	4,264	11,761	0.36	0.36
Rydex VT Nova Fund	181	14,146	29,085	29,085	3,305	8.80	8.80
Templeton Developing Markets VIP Fund	38,212	435,700	314,486	314,486	205,436	1.49	1.58
Templeton Foreign VIP Fund	73,287	1,025,765	1,043,614	1,043,614	297,509	1.93	5.33
Templeton Growth VIP Fund	157,634	1,918,348	1,890,037	1,890,037	679,024	2.12	5.85
TVST Touchstone Balanced Fund	22,776	276,930	265,109	265,109	85,887	3.06	3.22
TVST Touchstone Bond Fund	218,778	2,225,251	1,918,680	1,918,680	1,179,998	1.57	1.65
TVST Touchstone Common Stock Fund	943,857	9,206,289	10,675,027	10,675,027	2,307,759	4.36	4.84
TVST Touchstone Small Company Fund	130,666	1,593,564	1,766,605	1,766,605	422,133	3.91	4.52
Virtus Duff & Phelps Real Estate Securities Series	281,451	6,438,834	5,471,411	5,471,411	973,930	3.83	14.07
Virtus KAR Capital Growth Series	37,390	732,997	1,208,818	1,208,818	108,823	3.90	11.31
Virtus KAR Enhanced Core Equity Series	346,264	4,299,276	3,909,324	3,909,324	463,579	3.48	8.88
Virtus KAR Small-Cap Growth Series	111,774	2,261,061	2,798,825	2,798,825	142,163	8.34	25.94
Virtus KAR Small-Cap Value Series	470,819	6,685,037	7,523,686	7,523,686	1,207,210	3.92	11.52
Virtus Newfleet Multi-Sector Intermediate Bond Series	423,772	3,781,387	3,606,296	3,606,296	1,210,450	2.27	6.26
Virtus SGA International Growth Series	1,123,660	16,570,253	15,113,228	15,113,228	5,647,924	2.41	7.11
Virtus Strategic Allocation Series	38,411	529,348	487,057	487,057	75,313	2.97	7.60
Wanger Acorn	150,260	3,059,752	2,002,969	2,002,969	189,834	4.07	12.54
Wanger International	198,278	5,372,255	4,040,905	4,040,905	1,055,707	3.20	11.46
Wanger Select (a)	-	-	-	-	-	3.37	10.01

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022

	Alger Capital Appreciation Portfolio	AMT Sustainable Equity Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
Net assets as of December 31, 2021	$ 351,265	$ 6,683,584	$ 764,417

Investment income (loss):
Dividend distributions	-	6,769	5,903
Investment Expenses:
Mortality and expense risk and administrative charges	-	(84)	(5)

Net investment income (loss)	-	6,685	5,898

Increase (decrease) in net assets from operations:
Capital gain distributions	13,383	516,940	66,816
Realized capital gain (loss) on investments	(27,269)	15,867	(1,952)
Change in unrealized appreciation (depreciation)	(110,775)	(1,769,804)	(189,239)

Net gain (loss) on investments	(124,661)	(1,236,997)	(124,375)

Net increase (decrease) in net assets from operations	(124,661)	(1,230,312)	(118,477)

Contract owner transactions:
Deposits	9,617	220,437	25,128
Terminations, withdrawals and annuity payments	(78,770)	(321,860)	(51,963)
Transfers between subaccounts, net	140	(142,200)	10,474
Maintenance charges and mortality adjustments	(8,447)	(162,715)	(28,621)

Increase (decrease) in net assets from contract transactions	(77,460)	(406,338)	(44,982)

Total increase (decrease) in net assets	(202,121)	(1,636,650)	(163,459)

Net assets as of December 31, 2022	$ 149,144	$ 5,046,934	$ 600,958

Investment income (loss):
Dividend distributions	-	4,164	7,872
Investment Expenses:
Mortality and expense risk and administrative charges	-	(63)	-

Net investment income (loss)	-	4,101	7,872

Increase (decrease) in net assets from operations:
Capital gain distributions	-	87,489	26,561
Realized capital gain (loss) on investments	257	46,994	2,417
Change in unrealized appreciation (depreciation)	63,921	1,152,535	59,846

Net gain (loss) on investments	64,178	1,287,018	88,824

Net increase (decrease) in net assets from operations	64,178	1,291,119	96,696

Contract owner transactions:
Deposits	3,589	204,886	17,819
Terminations, withdrawals and annuity payments	(220)	(347,297)	(1,810)
Transfers between subaccounts, net	342	(55,514)	3,350
Maintenance charges and mortality adjustments	(4,880)	(172,080)	(26,721)

Increase (decrease) in net assets from contract transactions	(1,169)	(370,005)	(7,362)

Total increase (decrease) in net assets	63,009	921,114	89,334

Net assets as of December 31, 2023	$ 212,153	$ 5,968,048	$ 690,292

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	DWS Equity 500 Index VIP	DWS Small Cap Index VIP	Federated Hermes Fund for U.S. Government Securities II
Net assets as of December 31, 2021	$ 9,211,943	$ 279,163	$ 4,074,632

Investment income (loss):
Dividend distributions	98,202	2,173	70,397
Investment Expenses:
Mortality and expense risk and administrative charges	(239)	(10)	(447)

Net investment income (loss)	97,963	2,163	69,950

Increase (decrease) in net assets from operations:
Capital gain distributions	457,543	40,871	-
Realized capital gain (loss) on investments	2,886	(1,132)	(38,260)
Change in unrealized appreciation (depreciation)	(2,226,411)	(99,640)	(545,668)

Net gain (loss) on investments	(1,765,982)	(59,901)	(583,928)

Net increase (decrease) in net assets from operations	(1,668,019)	(57,738)	(513,978)

Contract owner transactions:
Deposits	171,701	14,474	220,982
Terminations, withdrawals and annuity payments	(368,537)	(19,187)	(388,327)
Transfers between subaccounts, net	38,947	35,447	222,085
Maintenance charges and mortality adjustments	(312,919)	(7,782)	(168,191)

Increase (decrease) in net assets from contract transactions	(470,808)	22,952	(113,451)

Total increase (decrease) in net assets	(2,138,827)	(34,786)	(627,429)

Net assets as of December 31, 2022	$ 7,073,116	$ 244,377	$ 3,447,203

Investment income (loss):
Dividend distributions	104,246	2,880	86,024
Investment Expenses:
Mortality and expense risk and administrative charges	(262)	(7)	(390)

Net investment income (loss)	103,984	2,873	85,634

Increase (decrease) in net assets from operations:
Capital gain distributions	393,346	6,173	-
Realized capital gain (loss) on investments	48,954	580	(92,682)
Change in unrealized appreciation (depreciation)	1,228,450	30,633	114,659

Net gain (loss) on investments	1,670,750	37,386	21,977

Net increase (decrease) in net assets from operations	1,774,734	40,259	107,611

Contract owner transactions:
Deposits	147,638	11,008	195,543
Terminations, withdrawals and annuity payments	(378,495)	(17,905)	(626,195)
Transfers between subaccounts, net	72,844	5,404	51,374
Maintenance charges and mortality adjustments	(313,227)	(8,171)	(176,596)

Increase (decrease) in net assets from contract transactions	(471,240)	(9,664)	(555,874)

Total increase (decrease) in net assets	1,303,494	30,595	(448,263)

Net assets as of December 31, 2023	$ 8,376,610	$ 274,972	$ 2,998,940

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II	Fidelity® VIP Contrafund® Portfolio
Net assets as of December 31, 2021	$ 3,172,552	$ 743,152	$ 4,729,495

Investment income (loss):
Dividend distributions	27,344	36,879	14,955
Investment Expenses:
Mortality and expense risk and administrative charges	(141)	-	(28)

Net investment income (loss)	27,203	36,879	14,927

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	179,671
Realized capital gain (loss) on investments	-	(1,710)	(54,454)
Change in unrealized appreciation (depreciation)	-	(121,827)	(1,380,599)

Net gain (loss) on investments	-	(123,537)	(1,255,382)

Net increase (decrease) in net assets from operations	27,203	(86,658)	(1,240,455)

Contract owner transactions:
Deposits	184,920	17,656	90,605
Terminations, withdrawals and annuity payments	(630,615)	(10,105)	(192,756)
Transfers between subaccounts, net	(69,343)	(4,182)	149,581
Maintenance charges and mortality adjustments	(353,373)	(29,881)	(188,255)

Increase (decrease) in net assets from contract transactions	(868,411)	(26,512)	(140,825)

Total increase (decrease) in net assets	(841,208)	(113,170)	(1,381,280)

Net assets as of December 31, 2022	$ 2,331,344	$ 629,982	$ 3,348,215

Investment income (loss):
Dividend distributions	102,452	38,000	14,872
Investment Expenses:
Mortality and expense risk and administrative charges	(24)	-	(24)

Net investment income (loss)	102,428	38,000	14,848

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	135,017
Realized capital gain (loss) on investments	-	472	24,805
Change in unrealized appreciation (depreciation)	-	39,962	906,147

Net gain (loss) on investments	-	40,434	1,065,969

Net increase (decrease) in net assets from operations	102,428	78,434	1,080,817

Contract owner transactions:
Deposits	172,100	17,950	80,346
Terminations, withdrawals and annuity payments	(111,366)	(11,897)	(97,694)
Transfers between subaccounts, net	181,952	6,032	(17,384)
Maintenance charges and mortality adjustments	(374,560)	(29,775)	(219,656)

Increase (decrease) in net assets from contract transactions	(131,874)	(17,690)	(254,388)

Total increase (decrease) in net assets	(29,446)	60,744	826,429

Net assets as of December 31, 2023	$ 2,301,898	$ 690,726	$ 4,174,644

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Investment Grade Bond Portfolio
Net assets as of December 31, 2021	$ 17,189,054	$ 3,094,659	$ 3,743,466

Investment income (loss):
Dividend distributions	-	12,185	72,162
Investment Expenses:
Mortality and expense risk and administrative charges	(476)	(38)	(60)

Net investment income (loss)	(476)	12,147	72,102

Increase (decrease) in net assets from operations:
Capital gain distributions	2,373,180	179,223	178,159
Realized capital gain (loss) on investments	(59,100)	(19,691)	(50,325)
Change in unrealized appreciation (depreciation)	(8,847,270)	(889,918)	(701,529)

Net gain (loss) on investments	(6,533,190)	(730,386)	(573,695)

Net increase (decrease) in net assets from operations	(6,533,666)	(718,239)	(501,593)

Contract owner transactions:
Deposits	365,191	67,242	126,612
Terminations, withdrawals and annuity payments	(649,500)	(202,649)	(85,384)
Transfers between subaccounts, net	759,827	(20,681)	(77,650)
Maintenance charges and mortality adjustments	(419,167)	(127,854)	(160,711)

Increase (decrease) in net assets from contract transactions	56,351	(283,942)	(197,133)

Total increase (decrease) in net assets	(6,477,315)	(1,002,181)	(698,726)

Net assets as of December 31, 2022	$ 10,711,739	$ 2,092,478	$ 3,044,740

Investment income (loss):
Dividend distributions	-	843	79,938
Investment Expenses:
Mortality and expense risk and administrative charges	(457)	(41)	(39)

Net investment income (loss)	(457)	802	79,899

Increase (decrease) in net assets from operations:
Capital gain distributions	-	106,351	-
Realized capital gain (loss) on investments	34,818	(5,670)	(13,169)
Change in unrealized appreciation (depreciation)	4,739,052	613,036	117,472

Net gain (loss) on investments	4,773,870	713,717	104,303

Net increase (decrease) in net assets from operations	4,773,413	714,519	184,202

Contract owner transactions:
Deposits	346,856	59,319	119,956
Terminations, withdrawals and annuity payments	(514,439)	(199,895)	(97,050)
Transfers between subaccounts, net	(185,693)	(32,517)	120,498
Maintenance charges and mortality adjustments	(453,614)	(127,774)	(165,377)

Increase (decrease) in net assets from contract transactions	(806,890)	(300,867)	(21,973)

Total increase (decrease) in net assets	3,966,523	413,652	162,229

Net assets as of December 31, 2023	$ 14,678,262	$ 2,506,130	$ 3,206,969

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund	Guggenheim VT Long Short Equity Fund
Net assets as of December 31, 2021	$ 1,871,721	$ 2,294,945	$ 7,761

Investment income (loss):
Dividend distributions	85,103	39,411	32
Investment Expenses:
Mortality and expense risk and administrative charges	(34)	(27)	-

Net investment income (loss)	85,069	39,384	32

Increase (decrease) in net assets from operations:
Capital gain distributions	34,544	238,007	-
Realized capital gain (loss) on investments	5,005	3,660	9
Change in unrealized appreciation (depreciation)	(224,755)	(448,002)	(1,160)

Net gain (loss) on investments	(185,206)	(206,335)	(1,151)

Net increase (decrease) in net assets from operations	(100,137)	(166,951)	(1,119)

Contract owner transactions:
Deposits	76,939	97,244	724
Terminations, withdrawals and annuity payments	(35,760)	(53,364)	-
Transfers between subaccounts, net	(40,423)	4,243	(2)
Maintenance charges and mortality adjustments	(59,190)	(96,627)	(938)

Increase (decrease) in net assets from contract transactions	(58,434)	(48,504)	(216)

Total increase (decrease) in net assets	(158,571)	(215,455)	(1,335)

Net assets as of December 31, 2022	$ 1,713,150	$ 2,079,490	$ 6,426

Investment income (loss):
Dividend distributions	91,002	40,541	19
Investment Expenses:
Mortality and expense risk and administrative charges	(26)	(14)	-

Net investment income (loss)	90,976	40,527	19

Increase (decrease) in net assets from operations:
Capital gain distributions	110,323	186,597	-
Realized capital gain (loss) on investments	(5,235)	6,311	2
Change in unrealized appreciation (depreciation)	(57,134)	36,704	817

Net gain (loss) on investments	47,954	229,612	819

Net increase (decrease) in net assets from operations	138,930	270,139	838

Contract owner transactions:
Deposits	66,691	93,947	1,222
Terminations, withdrawals and annuity payments	(124,540)	(144,811)	-
Transfers between subaccounts, net	59,538	10,839	-
Maintenance charges and mortality adjustments	(60,115)	(97,641)	(912)

Increase (decrease) in net assets from contract transactions	(58,426)	(137,666)	310

Total increase (decrease) in net assets	80,504	132,473	1,148

Net assets as of December 31, 2023	$ 1,793,654	$ 2,211,963	$ 7,574

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Invesco V.I. American Franchise Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Core Equity Fund
Net assets as of December 31, 2021	$ 4,069,017	$ 225,955	$ 506,750

Investment income (loss):
Dividend distributions	-	-	3,793
Investment Expenses:
Mortality and expense risk and administrative charges	(137)	-	-

Net investment income (loss)	(137)	-	3,793

Increase (decrease) in net assets from operations:
Capital gain distributions	814,146	63,505	64,457
Realized capital gain (loss) on investments	(52,361)	(29)	537
Change in unrealized appreciation (depreciation)	(2,004,788)	(132,134)	(170,820)

Net gain (loss) on investments	(1,243,003)	(68,658)	(105,826)

Net increase (decrease) in net assets from operations	(1,243,140)	(68,658)	(102,033)

Contract owner transactions:
Deposits	98,185	4,315	14,511
Terminations, withdrawals and annuity payments	(203,547)	(12,728)	(18,146)
Transfers between subaccounts, net	100,344	10,628	2,268
Maintenance charges and mortality adjustments	(158,726)	(5,418)	(23,287)

Increase (decrease) in net assets from contract transactions	(163,744)	(3,203)	(24,654)

Total increase (decrease) in net assets	(1,406,884)	(71,861)	(126,687)

Net assets as of December 31, 2022	$ 2,662,133	$ 154,094	$ 380,063

Investment income (loss):
Dividend distributions	-	-	2,949
Investment Expenses:
Mortality and expense risk and administrative charges	(145)	-	-

Net investment income (loss)	(145)	-	2,949

Increase (decrease) in net assets from operations:
Capital gain distributions	69,485	-	9,515
Realized capital gain (loss) on investments	33,191	7,274	6,328
Change in unrealized appreciation (depreciation)	950,551	42,928	64,454

Net gain (loss) on investments	1,053,227	50,202	80,297

Net increase (decrease) in net assets from operations	1,053,082	50,202	83,246

Contract owner transactions:
Deposits	90,089	4,244	10,955
Terminations, withdrawals and annuity payments	(168,460)	(42,225)	(49,178)
Transfers between subaccounts, net	(2,167)	52	2,250
Maintenance charges and mortality adjustments	(169,118)	(5,015)	(24,035)

Increase (decrease) in net assets from contract transactions	(249,656)	(42,944)	(60,008)

Total increase (decrease) in net assets	803,426	7,258	23,238

Net assets as of December 31, 2023	$ 3,465,559	$ 161,352	$ 403,301

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Invesco V.I. Equity and Income Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Mid Cap Fund®
Net assets as of December 31, 2021	$ 421,041	$ 784,577	$ 216,175

Investment income (loss):
Dividend distributions	5,535	-	674
Investment Expenses:
Mortality and expense risk and administrative charges	-	-	-

Net investment income (loss)	5,535	-	674

Increase (decrease) in net assets from operations:
Capital gain distributions	51,074	107,059	40,255
Realized capital gain (loss) on investments	(1,571)	(1,607)	(79)
Change in unrealized appreciation (depreciation)	(87,950)	(355,411)	(71,498)

Net gain (loss) on investments	(38,447)	(249,959)	(31,322)

Net increase (decrease) in net assets from operations	(32,912)	(249,959)	(30,648)

Contract owner transactions:
Deposits	10,674	20,717	6,686
Terminations, withdrawals and annuity payments	(20,417)	(5,539)	-
Transfers between subaccounts, net	15,681	21,623	(2,653)
Maintenance charges and mortality adjustments	(22,840)	(17,240)	(6,452)

Increase (decrease) in net assets from contract transactions	(16,902)	19,561	(2,419)

Total increase (decrease) in net assets	(49,814)	(230,398)	(33,067)

Net assets as of December 31, 2022	$ 371,227	$ 554,179	$ 183,108

Investment income (loss):
Dividend distributions	5,738	-	568
Investment Expenses:
Mortality and expense risk and administrative charges	-	-	-

Net investment income (loss)	5,738	-	568

Increase (decrease) in net assets from operations:
Capital gain distributions	17,420	78,439	-
Realized capital gain (loss) on investments	(1,056)	2,975	114
Change in unrealized appreciation (depreciation)	9,705	108,356	25,768

Net gain (loss) on investments	26,069	189,770	25,882

Net increase (decrease) in net assets from operations	31,807	189,770	26,450

Contract owner transactions:
Deposits	10,865	22,086	7,445
Terminations, withdrawals and annuity payments	(25,040)	(7,188)	(2,637)
Transfers between subaccounts, net	(35,327)	2,782	1,545
Maintenance charges and mortality adjustments	(16,187)	(19,318)	(6,758)

Increase (decrease) in net assets from contract transactions	(65,689)	(1,638)	(405)

Total increase (decrease) in net assets	(33,882)	188,132	26,045

Net assets as of December 31, 2023	$ 337,345	$ 742,311	$ 209,153

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Invesco V.I. Main Street Small Cap Fund®	Lazard Retirement US Small Cap Equity Select Portfolio (b)	Lord Abbett Series Fund Bond Debenture Portfolio
Net assets as of December 31, 2021	$ 4,196,389	$ 187,868	$ 523,437

Investment income (loss):
Dividend distributions	9,151	-	21,089
Investment Expenses:
Mortality and expense risk and administrative charges	(55)	-	-

Net investment income (loss)	9,096	-	21,089

Increase (decrease) in net assets from operations:
Capital gain distributions	428,770	44,301	1,297
Realized capital gain (loss) on investments	(15,165)	(366)	(711)
Change in unrealized appreciation (depreciation)	(1,093,208)	(73,267)	(88,520)

Net gain (loss) on investments	(679,603)	(29,332)	(87,934)

Net increase (decrease) in net assets from operations	(670,507)	(29,332)	(66,845)

Contract owner transactions:
Deposits	148,124	7,369	16,953
Terminations, withdrawals and annuity payments	(189,624)	(3,498)	(1)
Transfers between subaccounts, net	(20,475)	(29)	6,263
Maintenance charges and mortality adjustments	(120,333)	(5,264)	(28,469)

Increase (decrease) in net assets from contract transactions	(182,308)	(1,422)	(5,254)

Total increase (decrease) in net assets	(852,815)	(30,754)	(72,099)

Net assets as of December 31, 2022	$ 3,343,574	$ 157,114	$ 451,338

Investment income (loss):
Dividend distributions	32,745	-	24,001
Investment Expenses:
Mortality and expense risk and administrative charges	(47)	-	-

Net investment income (loss)	32,698	-	24,001

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	7,410	(51)	7
Change in unrealized appreciation (depreciation)	544,368	15,882	5,316

Net gain (loss) on investments	551,778	15,831	5,323

Net increase (decrease) in net assets from operations	584,476	15,831	29,324

Contract owner transactions:
Deposits	131,464	8,005	19,277
Terminations, withdrawals and annuity payments	(193,893)	(3,210)	(11,968)
Transfers between subaccounts, net	75,614	20	11,333
Maintenance charges and mortality adjustments	(114,795)	(4,947)	(22,008)

Increase (decrease) in net assets from contract transactions	(101,610)	(132)	(3,366)

Total increase (decrease) in net assets	482,866	15,699	25,958

Net assets as of December 31, 2023	$ 3,826,440	$ 172,813	$ 477,296

(b) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Lord Abbett Series Fund Growth and Income Portfolio	Lord Abbett Series Fund Mid Cap Stock Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$ 7,124,134	$ 729,585	$ 1,567,831

Investment income (loss):
Dividend distributions	80,370	4,879	19,386
Investment Expenses:
Mortality and expense risk and administrative charges	(252)	-	-

Net investment income (loss)	80,118	4,879	19,386

Increase (decrease) in net assets from operations:
Capital gain distributions	488,992	37,223	45,778
Realized capital gain (loss) on investments	(36,981)	6,105	27,518
Change in unrealized appreciation (depreciation)	(1,205,675)	(132,839)	(292,413)

Net gain (loss) on investments	(753,664)	(89,511)	(219,117)

Net increase (decrease) in net assets from operations	(673,546)	(84,632)	(199,731)

Contract owner transactions:
Deposits	216,471	28,476	116,758
Terminations, withdrawals and annuity payments	(358,533)	(46,906)	(174,282)
Transfers between subaccounts, net	(65,649)	9,570	27,347
Maintenance charges and mortality adjustments	(275,607)	(58,713)	(104,840)

Increase (decrease) in net assets from contract transactions	(483,318)	(67,573)	(135,017)

Total increase (decrease) in net assets	(1,156,864)	(152,205)	(334,748)

Net assets as of December 31, 2022	$ 5,967,270	$ 577,380	$ 1,233,083

Investment income (loss):
Dividend distributions	57,815	2,587	22,200
Investment Expenses:
Mortality and expense risk and administrative charges	(247)	-	-

Net investment income (loss)	57,568	2,587	22,200

Increase (decrease) in net assets from operations:
Capital gain distributions	125,558	16,200	27,693
Realized capital gain (loss) on investments	11,171	3,936	6,571
Change in unrealized appreciation (depreciation)	564,119	59,767	147,413

Net gain (loss) on investments	700,848	79,903	181,677

Net increase (decrease) in net assets from operations	758,416	82,490	203,877

Contract owner transactions:
Deposits	198,759	22,443	106,083
Terminations, withdrawals and annuity payments	(234,274)	(19,436)	(79,422)
Transfers between subaccounts, net	8,082	(17,827)	71,390
Maintenance charges and mortality adjustments	(278,023)	(60,017)	(106,185)

Increase (decrease) in net assets from contract transactions	(305,456)	(74,837)	(8,134)

Total increase (decrease) in net assets	452,960	7,653	195,743

Net assets as of December 31, 2023	$ 6,420,230	$ 585,033	$ 1,428,826

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$ 1,850,278	$ 4,385,609	$ 367,022

Investment income (loss):
Dividend distributions	25,069	61,257	5,611
Investment Expenses:
Mortality and expense risk and administrative charges	-	(690)	(213)

Net investment income (loss)	25,069	60,567	5,398

Increase (decrease) in net assets from operations:
Capital gain distributions	68,264	153,859	14,077
Realized capital gain (loss) on investments	3,118	(3,571)	(1,275)
Change in unrealized appreciation (depreciation)	(325,076)	(784,035)	(64,252)

Net gain (loss) on investments	(253,694)	(633,747)	(51,450)

Net increase (decrease) in net assets from operations	(228,625)	(573,180)	(46,052)

Contract owner transactions:
Deposits	82,063	186,605	11,882
Terminations, withdrawals and annuity payments	(235,132)	(141,723)	(9,199)
Transfers between subaccounts, net	6,564	11,356	3,229
Maintenance charges and mortality adjustments	(57,756)	(172,380)	(17,432)

Increase (decrease) in net assets from contract transactions	(204,261)	(116,142)	(11,520)

Total increase (decrease) in net assets	(432,886)	(689,322)	(57,572)

Net assets as of December 31, 2022	$ 1,417,392	$ 3,696,287	$ 309,450

Investment income (loss):
Dividend distributions	30,777	64,604	4,214
Investment Expenses:
Mortality and expense risk and administrative charges	-	(703)	(157)

Net investment income (loss)	30,777	63,901	4,057

Increase (decrease) in net assets from operations:
Capital gain distributions	35,824	83,635	1,960
Realized capital gain (loss) on investments	31	35,505	(11,031)
Change in unrealized appreciation (depreciation)	116,224	337,969	31,048

Net gain (loss) on investments	152,079	457,109	21,977

Net increase (decrease) in net assets from operations	182,856	521,010	26,034

Contract owner transactions:
Deposits	81,983	180,297	10,866
Terminations, withdrawals and annuity payments	-	(434,231)	(125,220)
Transfers between subaccounts, net	(78)	809	2,615
Maintenance charges and mortality adjustments	(59,983)	(173,509)	(17,539)

Increase (decrease) in net assets from contract transactions	21,922	(426,634)	(129,278)

Total increase (decrease) in net assets	204,778	94,376	(103,244)

Net assets as of December 31, 2023	$ 1,622,170	$ 3,790,663	$ 206,206

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Neuberger Berman AMT Mid Cap Growth Portfolio	PIMCO CommodityReal Return® Strategy Portfolio	PIMCO Real Return Portfolio
Net assets as of December 31, 2021	$ 350,462	$ 3,115,519	$ 670,322

Investment income (loss):
Dividend distributions	-	680,300	30,920
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(42)	-

Net investment income (loss)	(8)	680,258	30,920

Increase (decrease) in net assets from operations:
Capital gain distributions	54,810	-	-
Realized capital gain (loss) on investments	(2,846)	74,086	(7,668)
Change in unrealized appreciation (depreciation)	(151,995)	(413,968)	(85,897)

Net gain (loss) on investments	(100,031)	(339,882)	(93,565)

Net increase (decrease) in net assets from operations	(100,039)	340,376	(62,645)

Contract owner transactions:
Deposits	17,215	138,525	42,589
Terminations, withdrawals and annuity payments	(31,505)	(155,033)	(399)
Transfers between subaccounts, net	8,971	(775,701)	(206,253)
Maintenance charges and mortality adjustments	(13,357)	(108,803)	(22,986)

Increase (decrease) in net assets from contract transactions	(18,676)	(901,012)	(187,049)

Total increase (decrease) in net assets	(118,715)	(560,636)	(249,694)

Net assets as of December 31, 2022	$ 231,747	$ 2,554,883	$ 420,628

Investment income (loss):
Dividend distributions	-	375,644	12,192
Investment Expenses:
Mortality and expense risk and administrative charges	-	(25)	-

Net investment income (loss)	-	375,619	12,192

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	2,413	(3,867)	(2,009)
Change in unrealized appreciation (depreciation)	37,610	(575,039)	4,325

Net gain (loss) on investments	40,023	(578,906)	2,316

Net increase (decrease) in net assets from operations	40,023	(203,287)	14,508

Contract owner transactions:
Deposits	8,651	118,832	6,920
Terminations, withdrawals and annuity payments	(15,396)	(157,500)	(12,080)
Transfers between subaccounts, net	(95)	296,529	16,607
Maintenance charges and mortality adjustments	(11,781)	(78,828)	(23,484)

Increase (decrease) in net assets from contract transactions	(18,621)	179,033	(12,037)

Total increase (decrease) in net assets	21,402	(24,254)	2,471

Net assets as of December 31, 2023	$ 253,149	$ 2,530,629	$ 423,099

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	PIMCO Total Return Portfolio	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund
Net assets as of December 31, 2021	$ 584,321	$ 3,232	$ 23,754

Investment income (loss):
Dividend distributions	12,926	-	77
Investment Expenses:
Mortality and expense risk and administrative charges	(25)	-	-

Net investment income (loss)	12,901	-	77

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	2,194
Realized capital gain (loss) on investments	(2,135)	(792)	69
Change in unrealized appreciation (depreciation)	(93,858)	2,254	(9,387)

Net gain (loss) on investments	(95,993)	1,462	(7,124)

Net increase (decrease) in net assets from operations	(83,092)	1,462	(7,047)

Contract owner transactions:
Deposits	22,112	163	-
Terminations, withdrawals and annuity payments	(11,718)	-	-
Transfers between subaccounts, net	4,410	-	-
Maintenance charges and mortality adjustments	(30,171)	(420)	(1,359)

Increase (decrease) in net assets from contract transactions	(15,367)	(257)	(1,359)

Total increase (decrease) in net assets	(98,459)	1,205	(8,406)

Net assets as of December 31, 2022	$ 485,862	$ 4,437	$ 15,348

Investment income (loss):
Dividend distributions	15,380	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	(15)	-	-

Net investment income (loss)	15,365	-	-

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(31,779)	(919)	5
Change in unrealized appreciation (depreciation)	38,591	1,105	5,747

Net gain (loss) on investments	6,812	186	5,752

Net increase (decrease) in net assets from operations	22,177	186	5,752

Contract owner transactions:
Deposits	20,201	163	-
Terminations, withdrawals and annuity payments	(151,799)	-	-
Transfers between subaccounts, net	16,448	-	9,665
Maintenance charges and mortality adjustments	(29,881)	(522)	(1,680)

Increase (decrease) in net assets from contract transactions	(145,031)	(359)	7,985

Total increase (decrease) in net assets	(122,854)	(173)	13,737

Net assets as of December 31, 2023	$ 363,008	$ 4,264	$ 29,085

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund
Net assets as of December 31, 2021	$ 444,446	$ 1,007,010	$ 1,943,781

Investment income (loss):
Dividend distributions	9,910	28,149	2,753
Investment Expenses:
Mortality and expense risk and administrative charges	(12)	(7)	(40)

Net investment income (loss)	9,898	28,142	2,713

Increase (decrease) in net assets from operations:
Capital gain distributions	28,637	-	-
Realized capital gain (loss) on investments	(13,226)	(47,137)	(3,561)
Change in unrealized appreciation (depreciation)	(117,590)	(46,518)	(223,256)

Net gain (loss) on investments	(102,179)	(93,655)	(226,817)

Net increase (decrease) in net assets from operations	(92,281)	(65,513)	(224,104)

Contract owner transactions:
Deposits	15,282	56,572	83,539
Terminations, withdrawals and annuity payments	(70,845)	(11,141)	(73,946)
Transfers between subaccounts, net	17,938	(14,079)	53,708
Maintenance charges and mortality adjustments	(14,657)	(37,919)	(73,199)

Increase (decrease) in net assets from contract transactions	(52,282)	(6,567)	(9,898)

Total increase (decrease) in net assets	(144,563)	(72,080)	(234,002)

Net assets as of December 31, 2022	$ 299,883	$ 934,930	$ 1,709,779

Investment income (loss):
Dividend distributions	6,378	32,073	59,883
Investment Expenses:
Mortality and expense risk and administrative charges	(12)	(8)	(29)

Net investment income (loss)	6,366	32,065	59,854

Increase (decrease) in net assets from operations:
Capital gain distributions	231	-	-
Realized capital gain (loss) on investments	4,096	24,335	(294)
Change in unrealized appreciation (depreciation)	26,988	132,173	281,578

Net gain (loss) on investments	31,315	156,508	281,284

Net increase (decrease) in net assets from operations	37,681	188,573	341,138

Contract owner transactions:
Deposits	11,744	46,717	85,745
Terminations, withdrawals and annuity payments	(5,014)	(54,287)	(110,364)
Transfers between subaccounts, net	(13,516)	(25,093)	(55,269)
Maintenance charges and mortality adjustments	(16,292)	(47,226)	(80,992)

Increase (decrease) in net assets from contract transactions	(23,078)	(79,889)	(160,880)

Total increase (decrease) in net assets	14,603	108,684	180,258

Net assets as of December 31, 2023	$ 314,486	$ 1,043,614	$ 1,890,037

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	TVST Touchstone Balanced Fund	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund
Net assets as of December 31, 2021	$ 271,817	$ 2,094,463	$ 12,361,436

Investment income (loss):
Dividend distributions	1,160	38,905	41,163
Investment Expenses:
Mortality and expense risk and administrative charges	-	(31)	(98)

Net investment income (loss)	1,160	38,874	41,065

Increase (decrease) in net assets from operations:
Capital gain distributions	55,080	14,690	1,367,898
Realized capital gain (loss) on investments	(1,647)	(4,949)	89,644
Change in unrealized appreciation (depreciation)	(97,953)	(340,648)	(3,614,583)

Net gain (loss) on investments	(44,520)	(330,907)	(2,157,041)

Net increase (decrease) in net assets from operations	(43,360)	(292,033)	(2,115,976)

Contract owner transactions:
Deposits	14,340	100,746	461,483
Terminations, withdrawals and annuity payments	(3,840)	(68,981)	(652,490)
Transfers between subaccounts, net	827	22,021	(404,719)
Maintenance charges and mortality adjustments	(14,026)	(76,523)	(344,111)

Increase (decrease) in net assets from contract transactions	(2,699)	(22,737)	(939,837)

Total increase (decrease) in net assets	(46,059)	(314,770)	(3,055,813)

Net assets as of December 31, 2022	$ 225,758	$ 1,779,693	$ 9,305,623

Investment income (loss):
Dividend distributions	3,375	86,889	43,086
Investment Expenses:
Mortality and expense risk and administrative charges	-	(16)	(50)

Net investment income (loss)	3,375	86,873	43,036

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	649,984
Realized capital gain (loss) on investments	488	(2,302)	42,003
Change in unrealized appreciation (depreciation)	37,205	25,235	1,642,082

Net gain (loss) on investments	37,693	22,933	2,334,069

Net increase (decrease) in net assets from operations	41,068	109,806	2,377,105

Contract owner transactions:
Deposits	10,688	97,223	424,073
Terminations, withdrawals and annuity payments	(7,758)	(96,325)	(772,357)
Transfers between subaccounts, net	10,504	100,695	(331,184)
Maintenance charges and mortality adjustments	(15,151)	(72,412)	(328,233)

Increase (decrease) in net assets from contract transactions	(1,717)	29,181	(1,007,701)

Total increase (decrease) in net assets	39,351	138,987	1,369,404

Net assets as of December 31, 2023	$ 265,109	$ 1,918,680	$ 10,675,027

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	TVST Touchstone Small Company Fund	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Capital Growth Series
Net assets as of December 31, 2021	$ 2,014,324	$ 7,222,790	$ 1,564,501

Investment income (loss):
Dividend distributions	570	54,843	-
Investment Expenses:
Mortality and expense risk and administrative charges	(18)	(202)	-

Net investment income (loss)	552	54,641	-

Increase (decrease) in net assets from operations:
Capital gain distributions	483,620	130,892	178,951
Realized capital gain (loss) on investments	1,334	54,191	(13,120)
Change in unrealized appreciation (depreciation)	(773,471)	(2,045,500)	(717,517)

Net gain (loss) on investments	(288,517)	(1,860,417)	(551,686)

Net increase (decrease) in net assets from operations	(287,965)	(1,805,776)	(551,686)

Contract owner transactions:
Deposits	82,929	204,309	39,264
Terminations, withdrawals and annuity payments	(115,191)	(317,862)	(72,847)
Transfers between subaccounts, net	(27,517)	(205,193)	5,047
Maintenance charges and mortality adjustments	(51,559)	(201,875)	(48,349)

Increase (decrease) in net assets from contract transactions	(111,338)	(520,621)	(76,885)

Total increase (decrease) in net assets	(399,303)	(2,326,397)	(628,571)

Net assets as of December 31, 2022	$ 1,615,021	$ 4,896,393	$ 935,930

Investment income (loss):
Dividend distributions	3,661	109,617	-
Investment Expenses:
Mortality and expense risk and administrative charges	(8)	(173)	-

Net investment income (loss)	3,653	109,444	-

Increase (decrease) in net assets from operations:
Capital gain distributions	7,544	52,972	74,808
Realized capital gain (loss) on investments	256	664	(375)
Change in unrealized appreciation (depreciation)	244,187	380,758	242,284

Net gain (loss) on investments	251,987	434,394	316,717

Net increase (decrease) in net assets from operations	255,640	543,838	316,717

Contract owner transactions:
Deposits	64,651	175,640	36,219
Terminations, withdrawals and annuity payments	(144,446)	(259,528)	(71,470)
Transfers between subaccounts, net	26,123	294,771	39,590
Maintenance charges and mortality adjustments	(50,384)	(179,703)	(48,168)

Increase (decrease) in net assets from contract transactions	(104,056)	31,180	(43,829)

Total increase (decrease) in net assets	151,584	575,018	272,888

Net assets as of December 31, 2023	$ 1,766,605	$ 5,471,411	$ 1,208,818

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus KAR Enhanced Core Equity Series	Virtus KAR Small- Cap Growth Series	Virtus KAR Small- Cap Value Series
Net assets as of December 31, 2021	$ 4,551,452	$ 4,094,241	$ 8,791,116

Investment income (loss):
Dividend distributions	103,484	-	14,444
Investment Expenses:
Mortality and expense risk and administrative charges	(122)	(5)	(205)

Net investment income (loss)	103,362	(5)	14,239

Increase (decrease) in net assets from operations:
Capital gain distributions	173,378	306,757	474,254
Realized capital gain (loss) on investments	527	(105,597)	(38,938)
Change in unrealized appreciation (depreciation)	(387,040)	(1,373,276)	(2,559,650)

Net gain (loss) on investments	(213,135)	(1,172,116)	(2,124,334)

Net increase (decrease) in net assets from operations	(109,773)	(1,172,121)	(2,110,095)

Contract owner transactions:
Deposits	128,592	71,092	247,754
Terminations, withdrawals and annuity payments	(315,177)	(299,005)	(413,979)
Transfers between subaccounts, net	23,817	26,952	207,077
Maintenance charges and mortality adjustments	(219,193)	(137,762)	(266,475)

Increase (decrease) in net assets from contract transactions	(381,961)	(338,723)	(225,623)

Total increase (decrease) in net assets	(491,734)	(1,510,844)	(2,335,718)

Net assets as of December 31, 2022	$ 4,059,718	$ 2,583,397	$ 6,455,398

Investment income (loss):
Dividend distributions	116,362	-	36,816
Investment Expenses:
Mortality and expense risk and administrative charges	(118)	(4)	(195)

Net investment income (loss)	116,244	(4)	36,621

Increase (decrease) in net assets from operations:
Capital gain distributions	34,788	181,670	269,435
Realized capital gain (loss) on investments	(6,078)	15,610	1,189
Change in unrealized appreciation (depreciation)	(93,789)	292,426	902,385

Net gain (loss) on investments	(65,079)	489,706	1,173,009

Net increase (decrease) in net assets from operations	51,165	489,702	1,209,630

Contract owner transactions:
Deposits	121,123	55,447	228,554
Terminations, withdrawals and annuity payments	(152,111)	(191,289)	(344,021)
Transfers between subaccounts, net	40,305	(3,313)	243,000
Maintenance charges and mortality adjustments	(210,876)	(135,119)	(268,875)

Increase (decrease) in net assets from contract transactions	(201,559)	(274,274)	(141,342)

Total increase (decrease) in net assets	(150,394)	215,428	1,068,288

Net assets as of December 31, 2023	$ 3,909,324	$ 2,798,825	$ 7,523,686

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus Newfleet Multi-Sector Intermediate Bond Series	Virtus SGA International Growth Series	Virtus Strategic Allocation Series
Net assets as of December 31, 2021	$ 3,958,782	$ 16,736,448	$ 612,127

Investment income (loss):
Dividend distributions	121,311	-	1,155
Investment Expenses:
Mortality and expense risk and administrative charges	(93)	(351)	(43)

Net investment income (loss)	121,218	(351)	1,112

Increase (decrease) in net assets from operations:
Capital gain distributions	-	366,590	32,675
Realized capital gain (loss) on investments	(14,442)	(41,280)	(5,730)
Change in unrealized appreciation (depreciation)	(483,975)	(3,429,551)	(214,499)

Net gain (loss) on investments	(498,417)	(3,104,241)	(187,554)

Net increase (decrease) in net assets from operations	(377,199)	(3,104,592)	(186,442)

Contract owner transactions:
Deposits	186,572	682,630	10,687
Terminations, withdrawals and annuity payments	(128,908)	(907,969)	(6,475)
Transfers between subaccounts, net	(51,544)	774,292	6,911
Maintenance charges and mortality adjustments	(172,057)	(499,807)	(23,876)

Increase (decrease) in net assets from contract transactions	(165,937)	49,146	(12,753)

Total increase (decrease) in net assets	(543,136)	(3,055,446)	(199,195)

Net assets as of December 31, 2022	$ 3,415,646	$ 13,681,002	$ 412,932

Investment income (loss):
Dividend distributions	162,909	14,869	5,146
Investment Expenses:
Mortality and expense risk and administrative charges	(67)	(339)	(43)

Net investment income (loss)	162,842	14,530	5,103

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	29,193
Realized capital gain (loss) on investments	(1,409)	(19,320)	737
Change in unrealized appreciation (depreciation)	128,985	2,385,981	54,988

Net gain (loss) on investments	127,576	2,366,661	84,918

Net increase (decrease) in net assets from operations	290,418	2,381,191	90,021

Contract owner transactions:
Deposits	181,014	627,845	11,871
Terminations, withdrawals and annuity payments	(171,362)	(868,374)	(7,419)
Transfers between subaccounts, net	58,126	(158,569)	10,807
Maintenance charges and mortality adjustments	(167,546)	(549,867)	(31,155)

Increase (decrease) in net assets from contract transactions	(99,768)	(948,965)	(15,896)

Total increase (decrease) in net assets	190,650	1,432,226	74,125

Net assets as of December 31, 2023	$ 3,606,296	$ 15,113,228	$ 487,057

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Wanger Acorn	Wanger International	Wanger Select (a)
Net assets as of December 31, 2021	$ 2,116,109	$ 5,349,722	$ 723,266

Investment income (loss):
Dividend distributions	-	34,808	-
Investment Expenses:
Mortality and expense risk and administrative charges	(31)	(90)	(28)

Net investment income (loss)	(31)	34,718	(28)

Increase (decrease) in net assets from operations:
Capital gain distributions	537,618	688,452	232,025
Realized capital gain (loss) on investments	(6,927)	3,674	(17,562)
Change in unrealized appreciation (depreciation)	(1,237,106)	(2,523,014)	(453,660)

Net gain (loss) on investments	(706,415)	(1,830,888)	(239,197)

Net increase (decrease) in net assets from operations	(706,446)	(1,796,170)	(239,225)

Contract owner transactions:
Deposits	38,055	186,379	11,415
Terminations, withdrawals and annuity payments	(30,688)	(321,155)	(80,051)
Transfers between subaccounts, net	24,816	322,108	13,969
Maintenance charges and mortality adjustments	(68,059)	(148,998)	(26,231)

Increase (decrease) in net assets from contract transactions	(35,876)	38,334	(80,898)

Total increase (decrease) in net assets	(742,322)	(1,757,836)	(320,123)

Net assets as of December 31, 2022	$ 1,373,787	$ 3,591,886	$ 403,143

Investment income (loss):
Dividend distributions	-	12,194	-
Investment Expenses:
Mortality and expense risk and administrative charges	(49)	(83)	(8)

Net investment income (loss)	(49)	12,111	(8)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	44	2,030	(483,664)
Change in unrealized appreciation (depreciation)	328,924	583,392	521,486

Net gain (loss) on investments	328,968	585,422	37,822

Net increase (decrease) in net assets from operations	328,919	597,533	37,814

Contract owner transactions:
Deposits	39,535	162,427	4,293
Terminations, withdrawals and annuity payments	(137,221)	(226,427)	(2,927)
Transfers between subaccounts, net	485,141	75,414	(433,635)
Maintenance charges and mortality adjustments	(87,192)	(159,928)	(8,688)

Increase (decrease) in net assets from contract transactions	300,263	(148,514)	(440,957)

Total increase (decrease) in net assets	629,182	449,019	(403,143)

Net assets as of December 31, 2023	$ 2,002,969	$ 4,040,905	$ -

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

PHLVIC Variable Universal Life Account

Notes to Financial Statements

December 31, 2023

Note 1. Organization

The PHLVIC Variable Universal Life (the “Separate Account”), is a separate account of PHL Variable Insurance Company (“PHL”, ”PHL Variable”, the Company, “we” or “us”). PHL is a wholly-owned subsidiary of PHL Delaware, LLC (“PHL Delaware” or the “Parent”). PHL is a provider of life insurance and annuity products. In November 2019, PHL stopped marketing and selling new business.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on December 7, 1994. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

Alger Capital Appreciation Portfolio	Class I-2
AMT Sustainable Equity Portfolio	Class S
Calvert VP S&P MidCap 400 Index Portfolio	Class I
DWS Equity 500 Index VIP	Class A
DWS Small Cap Index VIP	Class A
Federated Hermes Fund for U.S. Government Securities II	Primary
Federated Hermes Government Money Fund II	Service
Federated Hermes High Income Bond Fund II	Primary
Fidelity® VIP Contrafund® Portfolio	Service Class
Fidelity® VIP Growth Opportunities Portfolio	Service Class
Fidelity® VIP Growth Portfolio	Service Class
Fidelity® VIP Investment Grade Bond Portfolio	Service Class
Franklin Income VIP Fund	Class 2
Franklin Mutual Shares VIP Fund	Class 2
Guggenheim VT Long Short Equity Fund	-
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Capital Appreciation Fund	Series II
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. Equity and Income Fund	Series II
Invesco V.I. Global Fund	Series II
Invesco V.I. Main Street Mid Cap Fund®	Series I
Invesco V.I. Main Street Small Cap Fund®	Series II
Lazard Retirement US Small Cap Equity Select Portfolio	Service
Lord Abbett Series Fund Bond Debenture Portfolio	Class VC
Lord Abbett Series Fund Growth and Income Portfolio	Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Class VC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II
Morningstar Balanced ETF Asset Allocation Portfolio	Class II
Morningstar Growth ETF Asset Allocation Portfolio	Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II
Neuberger Berman AMT Mid Cap Growth Portfolio	S Class
PIMCO CommodityReal Return® Strategy Portfolio	Advisor Class
PIMCO Real Return Portfolio	Advisor Class
PIMCO Total Return Portfolio	Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund	-
Rydex VT Nova Fund	-

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

Templeton Developing Markets VIP Fund	Class 2
Templeton Foreign VIP Fund	Class 2
Templeton Growth VIP Fund	Class 2
TVST Touchstone Balanced Fund	-
TVST Touchstone Bond Fund	-
TVST Touchstone Common Stock Fund	-
TVST Touchstone Small Company Fund	-
Virtus Duff & Phelps Real Estate Securities Series	Class A
Virtus KAR Capital Growth Series	Class A
Virtus KAR Enhanced Core Equity Series	Class A
Virtus KAR Small-Cap Growth Series	Class A
Virtus KAR Small-Cap Value Series	Class A
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A
Virtus SGA International Growth Series	Class A
Virtus Strategic Allocation Series	Class A
Wanger Acorn	-
Wanger International	-
Wanger Select	-

Fifty-four subaccounts are currently offered by the Separate Account, all of which had activity.

Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).

PHL Variable and the Separate Account are subject to regulation by the State of Connecticut Department of Insurance and the U.S. Securities and Exchange Commission (“SEC”). The assets and liabilities of the Separate Account are clearly identified and distinguished from PHL Variable’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against PHL Variable’s general account assets.

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2022 or 2023.

B. Mergers

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 21, 2023	Wanger Acorn	Wanger Select
C. Liquidations

There were no fund liquidations in 2022 or 2023.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 2. Additions, Mergers, Liquidations and Name Changes (continued)

D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name

May 2, 2022	Wanger Acorn	Wanger USA
September 1, 2023	Lazard Retirement US Small Cap Equity Select Portfolio	Lazard Retirement US Small -Mid Cap Equity

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of PHL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, PHL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. PHL will review periodically the status of this policy in the event of changes in the tax law.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

The Separate Account had no financial liabilities as of December 31, 2023.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2023 and 2022, were as follows:

	2023		2022
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Alger Capital Appreciation Portfolio	$ 3,537	$ 4,707	$ 22,235	$ 86,312
AMT Sustainable Equity Portfolio	272,159	550,574	704,054	586,767
Calvert VP S&P MidCap 400 Index Portfolio	84,953	57,884	111,721	83,989
DWS Equity 500 Index VIP	802,346	776,256	762,276	677,577
DWS Small Cap Index VIP	24,835	25,453	93,253	27,266
Federated Hermes Fund for U.S. Government Securities II	308,643	778,883	494,591	538,092
Federated Hermes Government Money Fund II	445,122	474,568	337,878	1,179,086
Federated Hermes High Income Bond Fund II	110,024	89,713	57,212	46,846
Fidelity® VIP Contrafund® Portfolio	267,492	372,015	417,340	363,568
Fidelity® VIP Growth Opportunities Portfolio	412,691	1,220,038	3,474,913	1,045,858
Fidelity® VIP Growth Portfolio	191,334	385,047	251,811	344,382
Fidelity® VIP Investment Grade Bond Portfolio	345,121	287,195	614,070	560,943
Franklin Income VIP Fund	378,079	235,206	272,340	211,161
Franklin Mutual Shares VIP Fund	374,321	284,863	431,253	202,366
Guggenheim VT Long Short Equity Fund	1,173	844	536	720
Invesco V.I. American Franchise Fund	150,309	330,624	967,639	317,374
Invesco V.I. Capital Appreciation Fund	4,936	47,879	78,905	18,603
Invesco V.I. Core Equity Fund	22,429	69,972	80,881	37,287
Invesco V.I. Equity and Income Fund	53,140	95,671	100,354	60,646
Invesco V.I. Global Fund	108,694	31,892	150,194	23,574
Invesco V.I. Main Street Mid Cap Fund®	8,772	8,610	47,078	8,568
Invesco V.I. Main Street Small Cap Fund®	207,769	276,682	587,653	332,094
Lazard Retirement US Small Cap Equity Select Portfolio (b)	7,450	7,582	51,068	8,189
Lord Abbett Series Fund Bond Debenture Portfolio	53,403	32,768	44,575	27,443
Lord Abbett Series Fund Growth and Income Portfolio	367,683	490,014	782,925	697,133
Lord Abbett Series Fund Mid Cap Stock Portfolio	41,448	97,497	80,063	105,536
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	218,529	176,770	196,747	266,599

(b) Name change. See Note 2.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2023		2022
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Morningstar Balanced ETF Asset Allocation Portfolio	$ 159,167	$ 70,643	$ 178,786	$ 289,715
Morningstar Growth ETF Asset Allocation Portfolio	337,862	616,959	392,750	294,466
Morningstar Income and Growth ETF Asset Allocation Portfolio	17,203	140,465	33,236	25,281
Neuberger Berman AMT Mid Cap Growth Portfolio	8,392	27,014	82,030	45,903
PIMCO CommodityReal Return® Strategy Portfolio	754,101	199,449	821,120	1,041,874
PIMCO Real Return Portfolio	35,314	35,159	110,880	267,010
PIMCO Total Return Portfolio	47,950	177,617	39,521	41,988
Rydex VT Inverse Government Long Bond Strategy Fund	122	481	150	407
Rydex VT Nova Fund	9,958	1,973	2,271	1,359
Templeton Developing Markets VIP Fund	27,299	43,780	113,126	126,872
Templeton Foreign VIP Fund	162,158	209,982	202,454	180,879
Templeton Growth VIP Fund	171,300	272,326	176,007	183,193
TVST Touchstone Balanced Fund	24,365	22,708	80,234	26,694
TVST Touchstone Bond Fund	249,240	133,187	173,658	142,831
TVST Touchstone Common Stock Fund	1,034,364	1,349,044	1,760,403	1,291,277
TVST Touchstone Small Company Fund	96,147	189,006	568,379	195,544
Virtus Duff & Phelps Real Estate Securities Series	532,867	339,271	363,621	698,709
Virtus KAR Capital Growth Series	150,558	119,580	211,799	109,732
Virtus KAR Enhanced Core Equity Series	247,332	297,858	405,790	511,011
Virtus KAR Small-Cap Growth Series	386,708	479,315	530,927	562,899
Virtus KAR Small-Cap Value Series	664,269	499,555	841,694	578,824
Virtus Newfleet Multi-Sector Intermediate Bond Series	356,774	293,699	299,239	343,959
Virtus SGA International Growth Series	561,997	1,496,431	1,525,684	1,110,301
Virtus Strategic Allocation Series	51,918	33,519	55,669	34,636
Wanger Acorn	512,147	211,932	587,247	85,537
Wanger International	180,019	316,421	1,133,622	372,118
Wanger Select (a)	5,566	446,531	255,624	104,525

(a) Merger. See Note 2.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related Party Transactions

PHL Variable and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. PHL Variable is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Charges and Deductions

PHL Variable makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting, and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and expense risk and administrative charges” in the accompanying statements of operations and changes in net assets. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statements of operations and changes in net assets on line “Maintenance charges and mortality adjustments”. The contract charges are described below:

A. Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate PHL Variable for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, PHL Variable makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by PHL Variable:

Plan	Guaranteed Maximum Monthly Admin Charge
Phoenix Benefit Choice VUL	$7
Phoenix Edge SVUL	Policy Options A or B $0.01 per $1,000 of face amount, capped at $75, in years 1-15 Policy Option C $0.08 per $1,000 of face amount, capped at $200, in years 1-15
Phoenix Edge VUL	None
Phoenix Executive VUL (08XVUL)	$20
Phoenix Express VUL (06PEXVUL)	Varies based on issue age and face amount, capped at $80
Phoenix Express VUL (V616)	$.35 per $1,000 of face amount
Phoenix Joint Edge VUL	$10

Contract Surrender Charge – In accordance with terms of the contracts, PHL Variable charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by PHL Variable:

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Plan	Surrender Charge
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Edge SVUL	Option A -15 year schedule – decreasing to zero by year 16
Option B -10 year schedule – decreasing to zero by year 11
Option C - 5 year schedule – decreasing to zero by year 6
Phoenix Edge VUL	Option A -15 year schedule – decreasing to zero by year 16
Option B -10 year schedule – decreasing to zero by year 11
Option C - 5 year schedule – decreasing to zero by year 6
Phoenix Executive VUL (08XVUL)	None
Phoenix Express VUL	7 year schedule – level for 7 years then zero starting in year 8
Phoenix Joint Edge VUL	10 year schedule

Cost of Insurance Charge – In accordance with terms of the contracts, PHL Variable makes monthly deductions for costs of insurance to cover PHL Variable’s anticipated mortality costs. Because a contract account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

Monthly Mortality and Expense Risk Fees (“M&E Fees”) – The M&E Fees are typically deducted daily from contract value allocated to the variable subaccounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, PHL Variable will make either monthly or daily deductions.

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Maintenance charges and mortality adjustments” in the accompanying statements of operations and changes in net assets.

B. Optional Rider and Benefit Charges

PHL may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Terminations, withdrawals and annuity payments” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.

C. Daily M&E

As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable subaccounts. These expenses are included in separate line item “Mortality and expense risk and administrative charges” in the accompanying statements of operations and changes in net assets. This expense is reflected as a daily reduction of unit values.

Below is a table that summarizes the annual equivalent M&E Fees deductions for the various plans offered by PHL:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Phoenix Benefit Choice VUL (Years 1-20)		0.500%
Phoenix Benefit Choice VUL (Years 21+)		0.300%
Phoenix Executive VUL		0.900%
Phoenix Express VUL	0.480%
Phoenix Express VUL (V616)	0.120%
Phoenix Joint Edge VUL (Years 1-20)		0.500%
Phoenix Joint Edge VUL (Years 21+)		0.300%
The Phoenix Edge SVUL		0.900%
The Phoenix Edge VUL		0.900%

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

D. Other Charges

PHL may deduct other charges depending on the contract terms.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Alger Capital Appreciation Portfolio	199	(261)	(62)	453	(5,431)	(4,978)
AMT Sustainable Equity Portfolio	122,541	(375,161)	(252,620)	130,899	(427,915)	(297,016)
Calvert VP S&P MidCap 400 Index Portfolio	12,669	(14,417)	(1,748)	10,516	(27,097)	(16,581)
DWS Equity 500 Index VIP	43,947	(65,904)	(21,957)	25,121	(64,264)	(39,143)
DWS Small Cap Index VIP	4,953	(7,858)	(2,905)	15,856	(8,426)	7,430
Federated Hermes Fund for U.S. Government Securities II	79,548	(472,416)	(392,868)	208,211	(175,844)	32,367
Federated Hermes Government Money Fund II	319,790	(443,457)	(123,667)	299,201	(1,152,151)	(852,950)
Federated Hermes High Income Bond Fund II	10,421	(12,396)	(1,975)	3,863	(7,259)	(3,396)
Fidelity® VIP Contrafund® Portfolio	16,720	(43,263)	(26,543)	32,688	(35,518)	(2,830)
Fidelity® VIP Growth Opportunities Portfolio	59,493	(150,105)	(90,612)	184,732	(113,889)	70,843
Fidelity® VIP Growth Portfolio	11,734	(37,118)	(25,384)	7,892	(26,121)	(18,229)
Fidelity® VIP Investment Grade Bond Portfolio	160,189	(173,905)	(13,716)	212,646	(340,846)	(128,200)
Franklin Income VIP Fund	75,281	(102,252)	(26,971)	66,620	(89,751)	(23,131)
Franklin Mutual Shares VIP Fund	54,657	(98,088)	(43,431)	57,262	(58,191)	(929)
Guggenheim VT Long Short Equity Fund	455	(332)	123	209	(301)	(92)
Invesco V.I. American Franchise Fund	22,673	(91,238)	(68,565)	44,854	(92,417)	(47,563)
Invesco V.I. Capital Appreciation Fund	1,435	(12,491)	(11,056)	4,722	(4,930)	(208)
Invesco V.I. Core Equity Fund	3,002	(21,085)	(18,083)	4,081	(11,760)	(7,679)
Invesco V.I. Equity and Income Fund	10,110	(32,892)	(22,782)	15,287	(21,256)	(5,969)
Invesco V.I. Global Fund	10,308	(10,833)	(525)	16,924	(8,203)	8,721
Invesco V.I. Main Street Mid Cap Fund®	2,441	(2,563)	(122)	1,902	(2,607)	(705)
Invesco V.I. Main Street Small Cap Fund®	49,162	(78,520)	(29,358)	42,531	(97,198)	(54,667)
Lazard Retirement US Small Cap Equity Select Portfolio (b)	2,149	(2,163)	(14)	1,934	(2,407)	(473)
Lord Abbett Series Fund Bond Debenture Portfolio	11,604	(13,014)	(1,410)	8,666	(10,744)	(2,078)

(b) Name change. See Note 2.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Lord Abbett Series Fund Growth and Income Portfolio	57,928	(154,437)	(96,509)	69,398	(228,131)	(158,733)
Lord Abbett Series Fund Mid Cap Stock Portfolio	8,122	(33,600)	(25,478)	13,940	(39,341)	(25,401)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	68,855	(73,499)	(4,644)	56,639	(112,999)	(56,360)
Morningstar Balanced ETF Asset Allocation Portfolio	47,938	(36,708)	11,230	45,612	(152,514)	(106,902)
Morningstar Growth ETF Asset Allocation Portfolio	85,023	(279,636)	(194,613)	82,753	(134,164)	(51,411)
Morningstar Income and Growth ETF Asset Allocation Portfolio	6,864	(89,490)	(82,626)	8,600	(16,005)	(7,405)
Neuberger Berman AMT Mid Cap Growth Portfolio	4,402	(14,211)	(9,809)	14,107	(24,297)	(10,190)
PIMCO CommodityReal Return® Strategy Portfolio	491,044	(254,210)	236,834	146,024	(1,164,985)	(1,018,961)
PIMCO Real Return Portfolio	13,044	(19,890)	(6,846)	43,209	(139,638)	(96,429)
PIMCO Total Return Portfolio	18,151	(99,949)	(81,798)	14,804	(23,154)	(8,350)
Rydex VT Inverse Government Long Bond Strategy Fund	341	(1,336)	(995)	499	(1,329)	(830)
Rydex VT Nova Fund	1,206	(257)	949	-	(187)	(187)
Templeton Developing Markets VIP Fund	14,098	(29,024)	(14,926)	56,442	(107,189)	(50,747)
Templeton Foreign VIP Fund	32,511	(44,649)	(12,138)	54,756	(44,982)	9,774
Templeton Growth VIP Fund	49,890	(133,483)	(83,593)	88,309	(66,244)	22,065
TVST Touchstone Balanced Fund	7,218	(8,072)	(854)	8,805	(9,833)	(1,028)
TVST Touchstone Bond Fund	104,209	(85,755)	18,454	73,931	(89,799)	(15,868)
TVST Touchstone Common Stock Fund	81,128	(322,995)	(241,867)	91,025	(331,768)	(240,743)
TVST Touchstone Small Company Fund	22,191	(50,503)	(28,312)	22,927	(53,628)	(30,701)
Virtus Duff & Phelps Real Estate Securities Series	98,876	(71,673)	27,203	39,104	(137,390)	(98,286)
Virtus KAR Capital Growth Series	7,594	(12,932)	(5,338)	3,746	(11,144)	(7,398)
Virtus KAR Enhanced Core Equity Series	11,947	(35,176)	(23,229)	16,175	(65,515)	(49,340)
Virtus KAR Small-Cap Growth Series	8,881	(22,131)	(13,250)	11,314	(23,482)	(12,168)
Virtus KAR Small-Cap Value Series	71,733	(97,503)	(25,770)	92,764	(92,649)	115
Virtus Newfleet Multi-Sector Intermediate Bond Series	72,761	(102,100)	(29,339)	65,802	(118,311)	(52,509)

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Virtus SGA International Growth Series	210,046	(706,030)	(495,984)	610,077	(436,952)	173,125
Virtus Strategic Allocation Series	2,851	(5,397)	(2,546)	3,597	(5,696)	(2,099)
Wanger Acorn	57,868	(19,744)	38,124	5,489	(10,247)	(4,758)
Wanger International	57,098	(97,739)	(40,641)	177,706	(120,634)	57,072
Wanger Select (a)	1,070	(61,668)	(60,598)	3,830	(11,090)	(7,260)

(a) Merger. See Note 2.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Alger Capital Appreciation Portfolio
2023	9,995	21.23	21.23	212,153	-	-	-	43.16	43.16
2022	10,057	14.83	14.83	149,144	-	-	-	(36.52)	(36.52)
2021	15,035	23.36	23.36	351,265	-	-	-	19.13	19.13
2020	18,931	19.61	19.61	371,278	-	-	-	41.75	41.75
2019	19,211	13.84	13.84	265,793	-	-	-	33.58	33.58
AMT Sustainable Equity Portfolio
2023	3,591,828	1.65	1.66	5,968,048	0.08	-	0.12	25.95	26.72
2022	3,844,448	1.31	1.31	5,046,934	0.12	-	0.12	(18.63)	(18.63)
2021	4,141,464	1.61	1.61	6,683,584	0.18	-	0.12	23.01	23.16
2020	4,321,470	1.31	1.31	5,662,476	0.38	-	0.12	19.14	19.28
2019	4,709,300	1.10	1.10	5,173,431	0.29	-	0.12	9.77	9.86
Calvert VP S&P MidCap 400 Index Portfolio
2023	159,915	4.15	4.33	690,292	1.25	-	-	16.25	16.09
2022	161,663	3.56	3.73	600,958	0.92	-	0.12	(13.38)	(13.26)
2021	178,244	4.11	4.30	764,417	0.79	-	0.12	24.26	24.41
2020	208,593	3.31	3.46	720,512	1.29	-	0.12	13.19	13.32
2019	209,570	2.92	3.05	637,797	1.12	-	0.12	25.68	25.83

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

DWS Equity 500 Index VIP
2023	726,637	5.38	13.87	8,376,610	1.37	-	0.12	25.70	26.09
2022	748,594	4.28	11.00	7,073,116	1.27	-	0.12	(18.32)	(18.40)
2021	787,737	5.24	13.48	9,211,943	1.43	-	0.12	28.24	28.40
2020	799,107	4.09	10.50	7,293,022	1.67	-	0.12	17.95	18.10
2019	841,502	3.47	8.89	6,550,115	1.95	-	0.12	31.03	31.19
DWS Small Cap Index VIP
2023	77,504	3.39	3.56	274,972	1.13	-	0.12	16.49	16.72
2022	80,409	2.91	3.05	244,377	0.88	-	0.12	(20.71)	(20.57)
2021	72,979	3.67	3.84	279,163	0.77	-	0.12	14.37	14.50
2020	58,922	3.21	3.35	196,642	1.15	-	0.12	19.29	19.43
2019	63,163	2.69	2.81	176,596	1.15	-	0.12	25.07	25.22
Federated Hermes Fund for U.S. Government Securities II
2023	1,054,743	1.41	3.37	2,998,940	2.61	-	0.12	3.68	4.01
2022	1,447,611	1.36	3.24	3,447,203	1.90	-	0.12	(12.26)	(12.43)
2021	1,415,244	1.55	3.70	4,074,632	2.01	-	0.12	(2.16)	(2.04)
2020	1,385,438	1.59	3.78	4,117,333	2.22	-	0.12	5.09	5.21
2019	1,367,835	1.51	3.59	3,897,300	2.36	-	0.12	5.77	5.90
Federated Hermes Government Money Fund II
2023	2,105,084	1.05	1.09	2,301,898	4.45	-	0.12	3.96	3.81
2022	2,228,751	0.98	1.05	2,331,344	1.03	-	0.48	-	1.94
2021	3,081,701	0.98	1.03	3,172,552	0.00	-	0.48	(0.48)	-
2020	2,736,346	0.98	1.03	2,829,663	0.17	-	0.48	(0.28)	0.20
2019	2,170,219	1.00	1.03	2,239,559	1.63	-	0.12	1.52	1.64
Federated Hermes High Income Bond Fund II
2023	100,043	2.51	7.98	690,726	5.83	-	-	12.56	12.71
2022	102,018	2.23	7.08	629,982	5.55	-	-	(11.86)	(11.83)
2021	105,414	2.53	8.03	743,152	4.80	-	-	4.85	4.85
2020	104,415	2.41	7.66	702,779	5.96	-	-	5.59	5.59
2019‡	111,120	2.28	7.25	709,278	5.58	-	-	14.54	14.54

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Fidelity® VIP Contrafund® Portfolio
2023	315,420	5.92	16.65	4,174,644	0.39	-	0.12	33.33	33.31
2022	341,963	4.44	12.49	3,348,215	0.40	-	0.12	(26.49)	(26.36)
2021	344,793	6.04	16.96	4,729,495	0.05	-	0.12	27.56	27.71
2020	389,403	4.74	13.28	4,306,514	0.15	-	0.12	30.27	30.43
2019	480,128	3.64	10.18	3,839,831	0.36	-	0.12	31.29	31.45
Fidelity® VIP Growth Opportunities Portfolio
2023	1,292,012	8.14	20.37	14,678,262	-	-	0.12	45.36	45.50
2022	1,382,624	5.47	14.00	10,711,739	-	-	0.48	(38.47)	(38.19)
2021	1,311,781	8.89	22.65	17,189,054	-	-	0.48	11.29	11.83
2020	1,445,902	7.99	20.26	16,645,988	0.01	-	0.48	67.69	68.49
2019	1,898,747	4.76	12.02	11,962,971	0.05	-	0.48	40.02	40.70
Fidelity® VIP Growth Portfolio
2023	186,323	7.43	17.30	2,506,130	0.04	-	0.12	35.83	36.11
2022	211,707	5.47	12.71	2,092,478	0.52	-	0.12	(24.55)	(24.52)
2021	229,936	7.25	16.84	3,094,659	-	-	0.12	22.93	23.08
2020	263,388	5.90	13.68	2,940,293	0.06	-	0.12	43.58	43.75
2019	280,599	4.11	9.52	2,148,133	0.16	-	0.12	34.02	34.18
Fidelity® VIP Investment Grade Bond Portfolio
2023	1,867,372	1.66	1.75	3,206,969	2.59	-	0.12	6.41	6.06
2022	1,881,088	1.56	1.65	3,044,740	2.14	-	0.12	(13.33)	(12.70)
2021	2,009,288	1.80	1.89	3,743,466	2.23	-	0.12	(0.84)	(0.72)
2020	1,377,270	1.81	1.91	2,574,511	2.17	-	0.12	9.12	9.26
2019	1,434,452	1.66	1.74	2,455,007	2.63	-	0.12	9.45	9.58
Franklin Income VIP Fund
2023	725,949	2.53	2.68	1,793,654	5.20	-	0.12	8.58	8.94
2022	752,920	2.33	2.46	1,713,150	4.86	-	0.12	(5.67)	(5.75)
2021	776,051	2.47	2.61	1,871,721	4.68	-	0.12	16.61	16.75
2020	815,201	2.12	2.23	1,690,609	5.80	-	0.12	0.57	0.69
2019	886,245	2.10	2.22	1,835,078	5.26	-	0.12	15.92	16.06

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Mutual Shares VIP Fund
2023	558,853	2.79	7.54	2,211,963	1.91	-	0.12	13.41	13.38
2022	602,284	2.46	6.65	2,079,490	1.86	-	0.12	(7.52)	(7.38)
2021	603,213	2.66	7.18	2,294,945	2.90	-	0.12	19.02	19.17
2020	625,002	2.24	6.03	2,032,690	2.86	-	0.12	(5.16)	(5.04)
2019	616,993	2.36	6.35	2,186,117	1.77	-	0.12	22.42	22.57
Guggenheim VT Long Short Equity Fund
2023	2,842	2.66	2.66	7,574	0.27	-	-	12.71	12.71
2022	2,719	2.36	2.36	6,426	0.47	-	-	(14.49)	(14.49)
2021	2,811	2.76	2.76	7,761	0.66	-	-	23.80	23.80
2020	2,819	2.23	2.23	6,285	0.85	-	-	4.93	4.93
2019	2,781	2.13	2.13	5,911	0.57	-	-	5.54	5.54
Invesco V.I. American Franchise Fund
2023	831,614	4.05	4.17	3,465,559	-	-	0.12	40.63	40.88
2022	900,179	2.88	2.96	2,662,133	-	-	0.12	(31.26)	(31.16)
2021	947,742	4.19	4.30	4,069,017	-	-	0.12	11.79	11.93
2020	1,065,117	3.74	3.84	4,085,969	0.07	-	0.12	42.18	42.35
2019	1,148,998	2.63	2.70	3,096,521	-	-	0.12	36.59	36.76
Invesco V.I. Capital Appreciation Fund
2023	39,831	3.69	4.22	161,352	-	-	-	35.16	34.82
2022	50,887	2.73	3.13	154,094	-	-	-	(30.89)	(30.91)
2021	51,095	3.95	4.53	225,955	-	-	-	22.28	22.28
2020	74,892	3.23	3.70	272,701	-	-	-	36.24	36.24
2019	77,556	2.37	2.72	207,286	-	-	-	35.85	35.85
Invesco V.I. Core Equity Fund
2023	111,267	3.63	3.63	403,301	0.73	-	-	23.47	23.47
2022	129,350	2.94	2.94	380,063	0.92	-	-	(20.54)	(20.54)
2021	137,029	3.70	3.70	506,750	0.65	-	-	27.74	27.74
2020	145,811	2.90	2.90	422,135	1.37	-	-	13.85	13.85
2019	151,921	2.54	2.54	386,318	0.93	-	-	28.96	28.96

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Equity and Income Fund
2023	109,226	2.82	3.17	337,345	1.71	-	-	10.59	10.45
2022	132,008	2.55	2.87	371,227	1.43	-	-	(7.94)	(7.72)
2021	137,977	2.77	3.11	421,041	1.83	-	-	18.35	18.35
2020	110,867	2.34	2.63	284,427	2.31	-	-	9.65	9.65
2019	100,810	2.13	2.40	235,169	1.83	-	-	20.01	20.01
Invesco V.I. Global Fund
2023	229,753	2.96	3.47	742,311	-	-	-	34.55	34.50
2022	230,278	2.20	2.58	554,179	-	-	-	(31.89)	(31.93)
2021	221,557	3.23	3.79	784,577	-	-	-	15.17	15.17
2020	207,621	2.80	3.29	636,838	0.44	-	-	27.34	27.34
2019	233,860	2.20	2.58	563,195	0.62	-	-	31.45	31.45
Invesco V.I. Main Street Mid Cap Fund®
2023	57,517	3.64	3.64	209,153	0.30	-	-	14.47	14.47
2022	57,639	3.18	3.18	183,108	0.36	-	-	(14.29)	(14.29)
2021	58,344	3.71	3.71	216,175	0.46	-	-	23.24	23.24
2020	58,120	3.01	3.01	174,729	0.75	-	-	9.25	9.25
2019	56,232	2.75	2.75	154,743	0.51	-	-	25.28	25.28
Invesco V.I. Main Street Small Cap Fund®
2023	975,658	3.63	4.30	3,826,440	0.95	-	0.12	17.86	17.81
2022	1,005,016	3.08	3.65	3,343,574	0.25	-	0.12	(16.30)	(16.09)
2021	1,059,683	3.68	4.35	4,196,389	0.18	-	0.12	22.12	22.26
2020	1,172,410	3.01	3.56	3,799,276	0.38	-	0.12	19.49	19.64
2019	1,233,126	2.52	2.97	3,335,395	-	-	0.12	25.98	26.13

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lazard Retirement US Small Cap Equity Select Portfolio (b)
2023	46,646	3.70	3.70	172,813	-	-	-	9.79	9.79
2022	46,660	3.37	3.37	157,114	-	-	-	(15.54)	(15.54)
2021	47,133	3.99	3.99	187,868	0.05	-	-	19.87	19.87
2020	47,125	3.32	3.32	156,686	0.19	-	-	6.76	6.76
2019	47,032	3.11	3.11	146,470	-	-	-	29.93	29.93
Lord Abbett Series Fund Bond Debenture Portfolio
2023	181,830	2.24	2.67	477,296	5.26	-	-	6.67	6.80
2022	183,240	2.10	2.50	451,338	4.48	-	-	(12.86)	(12.89)
2021	185,318	2.41	2.87	523,437	3.09	-	-	3.28	3.28
2020	165,625	2.33	2.78	452,103	3.88	-	-	7.30	7.30
2019	174,161	2.17	2.59	443,473	4.25	-	-	13.35	13.35
Lord Abbett Series Fund Growth and Income Portfolio
2023	1,860,251	3.32	3.46	6,420,230	0.96	-	0.12	13.31	13.07
2022	1,956,760	2.93	3.06	5,967,270	1.29	-	0.12	(9.57)	(9.47)
2021	2,115,493	3.24	3.38	7,124,134	1.06	-	0.12	28.86	29.02
2020	2,218,327	2.52	2.62	5,790,823	1.74	-	0.12	2.57	2.70
2019	2,328,494	2.45	2.55	5,919,962	1.64	-	0.12	22.35	22.49
Lord Abbett Series Fund Mid Cap Stock Portfolio
2023	183,973	2.61	3.20	585,033	0.45	-	-	15.49	15.52
2022	209,451	2.26	2.77	577,380	0.78	-	-	(11.37)	(11.22)
2021	234,852	2.55	3.12	729,585	0.51	-	-	28.70	28.70
2020	280,423	1.98	2.42	677,768	1.12	-	-	2.50	2.50
2019	314,870	1.93	2.37	742,873	0.91	-	-	22.64	22.64
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2023	537,531	2.66	2.66	1,428,826	1.75	-	-	17.18	17.18
2022	542,175	2.27	2.27	1,233,083	1.42	-	-	(13.36)	(13.36)
2021	598,535	2.62	2.62	1,567,831	1.04	-	-	18.33	18.33
2020	709,683	2.21	2.21	1,570,728	1.84	-	-	9.96	9.96
2019	760,908	2.01	2.01	1,531,604	1.26	-	-	22.17	22.17

(b) Name change. See Note 2.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Balanced ETF Asset Allocation Portfolio
2023	790,284	2.05	2.05	1,622,170	2.06	-	-	12.64	12.64
2022	779,054	1.82	1.82	1,417,392	1.62	-	-	(12.92)	(12.92)
2021	885,956	2.09	2.09	1,850,278	1.44	-	-	10.79	10.79
2020‡	810,092	1.89	1.89	1,526,753	2.10	-	-	9.12	9.12
2019	1,006,782	1.68	1.73	1,727,896	1.88	-	0.12	16.12	16.26
Morningstar Growth ETF Asset Allocation Portfolio
2023	1,581,377	2.33	2.41	3,790,663	1.80	-	0.12	15.35	15.31
2022	1,775,990	2.02	2.09	3,696,287	1.59	-	0.12	(13.30)	(13.28)
2021	1,827,401	2.33	2.41	4,385,609	1.27	-	0.12	14.75	14.88
2020	1,802,658	2.03	2.10	3,765,761	2.08	-	0.12	9.87	10.01
2019	1,897,635	1.85	1.91	3,605,023	1.75	-	0.12	19.62	19.77
Morningstar Income and Growth ETF Asset Allocation Portfolio
2023	122,518	1.64	1.70	206,206	1.56	-	0.12	10.07	10.39
2022	205,144	1.49	1.54	309,450	1.70	-	0.12	(12.35)	(12.50)
2021	212,549	1.70	1.76	367,022	1.37	-	0.12	6.34	6.47
2020‡	234,571	1.65	1.65	381,288	2.12	-	-	8.43	8.43
2019	122,385	1.52	1.52	186,370	2.08	-	-	12.90	12.90
Neuberger Berman AMT Mid Cap Growth Portfolio
2023	122,775	2.06	2.06	253,149	-	-	-	17.71	17.71
2022	132,584	1.73	1.75	231,747	-	-	0.12	(28.81)	(28.86)
2021	142,774	2.43	2.46	350,462	-	-	0.12	12.59	12.72
2020	127,819	2.16	2.18	278,341	-	-	0.12	39.54	39.71
2019	125,250	1.55	1.56	195,236	-	-	0.12	32.32	32.48
PIMCO CommodityReal Return® Strategy Portfolio
2023	3,287,165	0.83	0.88	2,530,629	15.41	-	0.12	(8.79)	(8.33)
2022	3,050,331	0.91	0.96	2,554,883	20.96	-	0.12	8.33	9.09
2021	4,069,292	0.84	0.88	3,115,519	4.08	-	0.12	32.95	33.11
2020	4,466,311	0.63	0.66	2,568,665	6.06	-	0.12	1.11	1.23
2019	4,015,808	0.62	0.66	2,290,319	4.36	-	0.12	11.22	11.35

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO Real Return Portfolio
2023	232,221	1.56	1.82	423,099	2.91	-	-	4.00	3.41
2022	239,067	1.50	1.76	420,628	6.80	-	-	(12.28)	(12.00)
2021	335,496	1.71	2.00	670,322	4.79	-	-	5.48	5.48
2020	64,644	1.62	1.90	122,170	1.26	-	-	11.60	11.60
2019‡	57,745	1.45	1.70	97,770	1.54	-	-	8.33	8.33
PIMCO Total Return Portfolio
2023	194,676	1.79	1.90	363,008	3.47	-	0.12	5.29	6.15
2022	276,474	1.65	1.79	485,862	2.51	-	0.48	(14.95)	(14.35)
2021	284,824	1.94	2.09	584,321	1.72	-	0.48	(1.84)	(1.36)
2020	301,091	1.98	2.12	627,137	2.03	-	0.48	8.02	8.54
2019	309,645	1.85	1.96	595,132	2.91	-	0.12	8.12	8.25
Rydex VT Inverse Government Long Bond Strategy Fund
2023	11,761	0.36	0.36	4,264	-	-	-	2.86	2.86
2022	12,756	0.35	0.35	4,437	-	-	-	45.83	45.83
2021	13,586	0.24	0.24	3,232	-	-	-	0.97	0.97
2020	14,067	0.24	0.24	3,315	0.29	-	-	(21.09)	(21.09)
2019	14,759	0.30	0.30	4,408	-	-	-	(13.29)	(13.29)
Rydex VT Nova Fund
2023	3,305	8.80	8.80	29,085	-	-	-	35.18	35.18
2022	2,356	6.51	6.51	15,348	0.43	-	-	(30.30)	(30.30)
2021	2,543	9.34	9.34	23,754	0.35	-	-	42.18	42.18
2020	2,703	6.57	6.57	17,762	0.88	-	-	20.03	20.03
2019	2,911	5.47	5.47	15,935	1.12	-	-	45.04	45.04
Templeton Developing Markets VIP Fund
2023	205,436	1.49	1.58	314,486	2.10	-	0.12	12.03	12.86
2022	220,362	1.33	1.40	299,883	2.92	-	0.12	(21.76)	(22.22)
2021	271,109	1.70	1.80	444,446	0.93	-	0.12	(5.85)	(5.74)
2020	310,729	1.81	1.91	545,925	3.93	-	0.12	17.04	17.18
2019	381,487	1.54	1.63	579,285	0.99	-	0.12	26.54	26.70

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Foreign VIP Fund
2023	297,509	1.93	5.33	1,043,614	3.22	-	0.12	20.63	20.59
2022	309,647	1.60	4.42	934,930	3.12	-	0.12	(7.51)	(7.53)
2021	299,873	1.73	4.78	1,007,010	1.90	-	0.12	4.03	4.16
2020	308,926	1.67	4.59	1,034,272	3.38	-	0.12	(1.28)	(1.16)
2019	340,255	1.69	4.64	1,215,712	1.75	-	0.12	12.39	12.53
Templeton Growth VIP Fund
2023	679,024	2.12	5.85	1,890,037	3.33	-	0.12	21.14	20.87
2022	762,617	1.75	4.84	1,709,779	0.16	-	0.12	(11.62)	(11.52)
2021	740,552	1.98	5.47	1,943,781	1.09	-	0.12	4.75	4.87
2020	690,962	1.89	5.21	1,793,056	2.96	-	0.12	5.67	5.80
2019	738,160	1.79	4.93	1,841,059	2.73	-	0.12	15.02	15.15
TVST Touchstone Balanced Fund
2023	85,887	3.06	3.22	265,109	1.42	-	-	18.60	18.38
2022	86,741	2.58	2.72	225,758	0.49	-	-	(15.96)	(15.79)
2021	87,769	3.07	3.23	271,817	0.26	-	-	17.07	17.07
2020	69,592	2.62	2.76	184,022	1.29	-	-	19.16	19.16
2019	79,848	2.20	2.32	177,063	0.76	-	-	22.80	22.80
TVST Touchstone Bond Fund
2023	1,179,998	1.57	1.65	1,918,680	4.84	-	0.12	6.08	5.77
2022	1,161,544	1.48	1.56	1,779,693	2.05	-	0.12	(13.95)	(13.81)
2021	1,177,412	1.72	1.81	2,094,463	2.70	-	0.12	(1.33)	(1.21)
2020	948,107	1.75	1.83	1,705,457	1.73	-	0.12	9.58	9.71
2019	977,928	1.59	1.67	1,603,455	1.23	-	0.12	10.33	10.46
TVST Touchstone Common Stock Fund
2023	2,307,759	4.36	4.84	10,675,027	0.43	-	0.12	26.38	26.70
2022	2,549,626	3.45	3.82	9,305,623	0.40	-	0.12	(17.66)	(17.67)
2021	2,790,369	4.19	4.64	12,361,436	0.54	-	0.12	27.70	27.85
2020	3,045,726	3.28	3.63	10,553,277	0.62	-	0.12	23.53	23.68
2019	3,389,387	2.66	2.93	9,489,663	0.56	-	0.12	28.43	28.58

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

TVST Touchstone Small Company Fund
2023	422,133	3.91	4.52	1,766,605	0.23	-	0.12	16.37	16.49
2022	450,445	3.36	3.88	1,615,021	0.03	-	0.12	(14.50)	(14.35)
2021	481,146	3.93	4.53	2,014,324	0.07	-	0.12	24.03	24.18
2020	554,053	3.17	3.65	1,868,392	0.17	-	0.12	18.55	18.70
2019	561,980	2.67	3.08	1,593,585	0.03	-	0.12	21.25	21.40
Virtus Duff & Phelps Real Estate Securities Series
2023	973,930	3.83	14.07	5,471,411	2.20	-	0.12	11.01	11.05
2022	946,727	3.45	12.67	4,896,393	0.96	-	0.12	(26.28)	(26.12)
2021	1,045,013	4.68	17.15	7,222,790	0.69	-	0.12	46.24	46.41
2020	1,104,673	3.20	11.71	5,449,632	1.20	-	0.12	(1.67)	(1.55)
2019	1,071,693	3.25	11.90	5,549,492	1.66	-	0.12	27.27	27.42
Virtus KAR Capital Growth Series
2023	108,823	3.90	11.31	1,208,818	-	-	-	34.48	34.64
2022	114,161	2.90	8.40	935,930	-	-	-	(36.12)	(36.07)
2021	121,559	4.54	13.14	1,564,501	-	-	-	12.14	12.14
2020	123,048	4.04	11.72	1,413,830	-	-	-	50.23	50.23
2019	128,925	2.69	7.80	989,708	-	-	-	39.87	39.87
Virtus KAR Enhanced Core Equity Series
2023	463,579	3.48	8.88	3,909,324	3.03	-	0.12	1.46	1.60
2022	486,808	3.43	8.74	4,059,718	2.45	-	0.12	(2.28)	(2.35)
2021	536,148	3.51	8.95	4,551,452	2.27	-	0.12	17.25	17.39
2020	564,622	3.00	7.63	4,080,496	1.73	-	0.12	14.77	14.91
2019	608,570	2.61	6.64	3,841,501	1.20	-	0.12	28.52	28.67
Virtus KAR Small-Cap Growth Series
2023	142,163	8.34	25.94	2,798,825	-	-	0.12	19.48	19.70
2022	155,413	6.98	21.67	2,583,397	-	-	0.12	(30.34)	(30.32)
2021	167,581	10.02	31.10	4,094,241	-	-	0.12	4.86	4.98
2020	176,509	9.56	29.62	4,119,335	-	-	0.12	44.47	44.64
2019	200,341	6.62	20.48	3,180,271	-	-	0.12	37.15	37.31

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus KAR Small-Cap Value Series
2023	1,207,210	3.92	11.52	7,523,686	0.55	-	0.12	18.79	19.01
2022	1,232,980	3.30	9.68	6,455,398	0.20	-	0.12	(24.14)	(24.14)
2021	1,232,865	4.35	12.76	8,791,116	0.12	-	0.12	19.58	19.72
2020	1,337,920	3.64	10.66	7,869,468	1.11	-	0.12	29.49	29.65
2019	1,431,968	2.81	8.22	6,512,732	0.96	-	0.12	24.48	24.63
Virtus Newfleet Multi-Sector Intermediate Bond Series
2023	1,210,450	2.27	6.26	3,606,296	4.74	-	0.12	8.61	8.68
2022	1,239,789	2.09	5.76	3,415,646	3.34	-	0.12	(9.52)	(9.58)
2021	1,292,298	2.31	6.37	3,958,782	2.91	-	0.12	0.95	1.07
2020	1,177,214	2.29	6.30	3,682,639	3.39	-	0.12	6.41	6.53
2019	1,187,553	2.15	5.91	3,552,657	3.69	-	0.12	10.34	10.47
Virtus SGA International Growth Series
2023	5,647,924	2.41	7.11	15,113,228	0.10	-	0.12	17.56	18.11
2022	6,143,908	2.05	6.02	13,681,002	-	-	0.12	(18.65)	(18.65)
2021	5,970,783	2.52	7.40	16,736,448	-	-	0.12	8.19	8.32
2020	5,920,933	2.33	6.83	15,427,641	-	-	0.12	23.49	23.64
2019	6,240,186	1.88	5.53	13,162,002	0.86	-	0.12	18.39	18.54
Virtus Strategic Allocation Series
2023	75,313	2.97	7.60	487,057	1.15	-	0.12	21.72	22.19
2022	77,859	2.44	6.22	412,932	0.25	-	0.12	(30.48)	(30.58)
2021	79,958	3.51	8.96	612,127	0.40	-	0.12	7.44	7.57
2020	106,924	3.27	8.33	791,495	0.69	-	0.12	33.80	33.96
2019	110,670	2.44	6.22	623,731	1.28	-	0.12	25.89	26.05
Wanger Acorn
2023	189,834	4.07	12.54	2,002,969	-	-	0.12	21.49	21.75
2022	151,710	3.35	10.30	1,373,787	-	-	0.12	(33.40)	(33.46)
2021	156,468	5.03	15.48	2,116,109	0.75	-	0.12	8.77	8.90
2020	165,111	4.63	14.22	2,051,726	-	-	0.12	24.08	24.23
2019	181,461	3.73	11.44	1,778,893	0.26	-	0.12	30.94	31.10

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wanger International
2023	1,055,707	3.20	11.46	4,040,905	0.32	-	0.12	16.79	17.06
2022	1,096,348	2.74	9.79	3,591,886	0.91	-	0.12	(33.82)	(33.90)
2021	1,039,276	4.14	14.81	5,349,722	0.55	-	0.12	18.67	18.81
2020	1,080,284	3.49	12.46	4,654,456	1.99	-	0.12	14.23	14.36
2019	1,138,260	3.06	10.90	4,359,929	0.83	-	0.12	29.84	29.99
Wanger Select (a)
2023	-	3.37	10.01	-	-	-	0.12	9.42	9.40
2022	60,598	3.08	9.15	403,143	-	-	0.12	(34.88)	(34.78)
2021	67,858	4.73	14.03	723,266	-	-	0.12	5.70	5.83
2020	71,437	4.47	13.26	720,787	0.73	-	0.12	26.50	26.65
2019	104,491	3.54	10.47	678,261	0.07	-	0.12	29.15	29.30

(a) Merger. See Note 2.

(‡) For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

PHLVIC Variable Universal Life Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

49

Report of Independent Registered Public Accounting Firm

To the Board of Directors of PHL Variable Insurance Company

and Contract Owners of PHLVIC Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise PHLVIC Variable Universal Life Account (the Separate Account) as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes including the financial highlights in Note 7 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the PHL Variable Insurance Company’s separate accounts since 2015.

Hartford, Connecticut

April 17, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the

KPMG global organization of independent member firms affiliated with KPMG

International Limited, a private English company limited by guarantee.

Appendix (2)

Alger Capital Appreciation Portfolio

AMT Sustainable Equity Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

Franklin Income VIP Fund

Franklin Mutual Shares VIP Fund

Guggenheim VT Long Short Equity Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Fund

Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Main Street Small Cap Fund®

Lazard Retirement US Small Cap Equity Select Portfolio (1)

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Mid Cap Stock Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO CommodityReal Return® Strategy Portfolio

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Rydex VT Inverse Government Long Bond Strategy Fund

Rydex VT Nova Fund

Templeton Developing Markets VIP Fund

Templeton Foreign VIP Fund

Templeton Growth VIP Fund

TVST Touchstone Balanced Fund

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

TVST Touchstone Small Company Fund

Virtus Duff & Phelps Real Estate Securities Series

Virtus KAR Capital Growth Series

Virtus KAR Enhanced Core Equity Series

Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Value Series

Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus SGA International Growth Series

Virtus Strategic Allocation Series

Wanger Acorn

Wanger International

Wanger Select (statements of operations and changes in net assets for the period January 1, 2023 to April 21, 2023, merger date, and for the year ended December 31, 2022)

(1)  See Note 2 to the financial statements for the former name of the subaccount.

(2)  Unless noted otherwise, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2023.

PHL Variable Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

PHL Variable Insurance Company

OL4259 © 2023	12-23